UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income/(loss)		$ (18,938)	$ (18,525)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization		40,009	42,808
Equity in net earnings of affiliate		(4,723)	(1,592)
Deferred tax expense		1,065	2,565
Amortization of deferred charges and Partnership Guarantee		1,508	1,348
Drydocking expenditure		(1,133)	(9,492)
Foreign exchange (gain)/losses		(520)	600
Unit options expense		20	118
Dividends received from affiliate		4,401	837
Interest element included in obligation under finance lease, net		(2)	(7)
Gain on recognition of net investment in leased vessel		0	(4,195)
Sales-type lease payments received in excess of interest income		1,063	(559)
Movement in credit allowance on financial assets		(157)	0
Change in mark-to-market value of derivatives		46,686	42,975
Change in assets and liabilities:
Trade accounts receivable		(8,242)	8,431
Inventories		889	(1,555)
Other current assets and other non-current assets		(8,181)	287
Amounts due to related parties		9,763	6,121
Trade accounts payable		273	(2,146)
Accrued expenses		1,763	3,406
Other current and non-current liabilities		3,650	(4,504)
Net cash provided by operating activities		69,194	66,921
INVESTING ACTIVITIES
Additions to vessels and equipment		(2,817)	(8,751)
Dividends received from affiliate		4,589	5,796
Acquisition of investment in affiliate from Golar		0	(10,296)
Net cash provided by/(used in) investing activities		1,772	(13,251)
FINANCING ACTIVITIES
Repayment of debt (including related parties)		(82,498)	(42,531)
Proceeds from debt (including related parties)		40,000	25,000
Repayments of obligation under finance lease		(945)	(782)
Advances from related party for Methane Princess lease security deposit		313	299
Cash distributions paid		(36,059)	(63,347)
Financing costs paid		(4,339)	0
Net cash used in financing activities		(83,528)	(81,361)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(7,375)	(1,126)
Net decrease in cash, cash equivalents and restricted cash	[1]	(19,937)	(28,817)
Cash, cash equivalents and restricted cash at beginning of period	[1],[2]	229,922	269,092
Cash, cash equivalents and restricted cash at end of period	[1],[2]	$ 209,985	$ 240,275

[1]	Included within restricted cash are security deposits for our finance lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows:

	June 30,	December 31,	June 30,	December 31,
(in thousands of $)	2020	2019	2019	2018
Cash and cash equivalents	32,781	47,661	62,059	96,648
Restricted cash and short-term deposits	59,170	46,333	42,756	31,330
Restricted cash - non-current	118,034	135,928	135,460	141,114
	209,985	229,922	240,275	269,092